PLAN MONEY MARKET FUND
MONEY MARKET PORTFOLIO
Investment Objective
The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal. This Portfolio seeks an annual return at least equal to the 91-day U.S. Treasury bill bond equivalent yield.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Money Market Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		PLAN MONEY MARKET FUND
Management Fees		0.14%
Other Expenses		0.09%
Total Annual Portfolio Operating Expenses		0.23%
Fee Waivers and Expense Reimbursements	[1]	(0.05%)
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements		0.18%
[1]	As described under "Management of the Portfolios — Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Money Market Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2014 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

Example
This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PLAN MONEY MARKET FUND	18	69	125	288

Principal Investment Strategies
The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements relating to such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, bonds and notes, securities issued by government agencies and corporations, as well as bank certificates of deposit, bankers acceptances and commercial paper and other obligations issued by domestic corporations. The investments in the Money Market Portfolio are very short-term, although they may have longer maturities than investments in the Government/REPO Portfolio. The average maturity of investments in this Portfolio will not exceed 60 days.
Principal Risks
Although the Money Market Portfolio invests in securities which its investment advisor, BlackRock Advisors, LLC, believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. While this Portfolio seeks to maintain a constant net asset value of $1.00 per Participation Certificate, it is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it is possible to lose money by investing in this Portfolio.
Performance Information
The following bar chart and table show the annual return and long-term performance of the Money Market Portfolio, and indicate the return volatility associated with an investment in this Portfolio. The bar chart shows how the performance of this Portfolio has varied from year to year for the last ten years. The table shows this Portfolio’s average annual return for one, five and ten years, or the life of the Portfolio, if shorter. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Money Market Portfolio Annualized Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.013% (for the quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2012):
Average Annual Total Returns	1 Year	5 Years	10 Years
PLAN MONEY MARKET FUND	0.11%	0.69%	1.86%

The Money Market Portfolio seven-day average yield as of December, 2012 was 0.12%. You may obtain this Portfolio’s current seven-day yield by calling (800) 451-1188 or by visiting the Fund’s website at http://www.pif.com.